Share capital, additional paid-in capital, share premium and other reserves (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Authorised, Issued and Fully Paid Shares

Authorised shares	As of December 31, 2015	As of December 31, 2016	As of December 31, 2017
	Thousands	Thousands	Thousands
Ordinary Class A shares	133,017	133,017	131,778
Ordinary Class B shares	97,833	97,833	99,072

Total authorised shares	230,850	230,850	230,850

Issued and fully paid shares	As of December 31, 2015	As of December 31, 2016	As of December 31, 2017
	Thousands	Thousands	Thousands
Ordinary Class A shares	15,517	15,517	14,278
Ordinary Class B shares	44,902	45,080	46,655

Total issued and fully paid shares	60,419	60,597	60,933

Summary of Share Capital and Share Premium Movements

For the year ended December 31, 2017 and 2016 the share capital and share premium movement was the following:

	Number of issued shares	Share capital	Share premium
	Thousands
As of December 31, 2015	60,419	1	12,068
Increase of share capital due to exercise of options by employees during the year	178	—	—

As of December 31, 2016	60,597	1	12,068
Increase of share capital due to exercise of options by employees during the year	336	—	—

As of December 31, 2017	60,933	1	12,068